Schedule of Other Non Current Financial Assets Explanatory (Details) - AUD ($)	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Loan to Alaska Asia Clean Energy Corp	$ 62,226	$ 62,226	$ 166,348
Convertible note in Asra Minerals Limited	125,000	250,000
Total	2,250,018	1,738,137	3,963,791
Asra minerals limited [member]
IfrsStatementLineItems [Line Items]
Investment at fair value	894,378	1,220,024	3,797,443
Alaska asia clean energy corp [member]
IfrsStatementLineItems [Line Items]
Investment at fair value	205,887	205,887
Loan to Alaska Asia Clean Energy Corp	$ 962,527